Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

As of December 31, 2022, NuScale Corp holds 30.6% of the economic interest in NuScale Power, LLC, which is treated as a partnership for U.S. federal income tax purposes. As a partnership, NuScale Power, LLC is itself generally not subject to U.S. federal income tax under current U.S. tax laws as its net taxable income (loss) and any related tax credits are passed through to its members and included in their tax returns, even though such net taxable income (loss) or tax credits may not have actually been distributed. NuScale Power Corp is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to its distributive share of the net taxable income (loss) and any related tax credits of NuScale Power, LLC. For the days and periods prior to the Reverse Recapitalization, NuScale Power, LLC was a partnership. As such, its net taxable loss and any related tax credits were allocated to its members. The period as of and for the year ended December 31, 2022 discussed below represents the period beginning January 1, 2022 and ending December 31, 2022.

The Company had no current or deferred income tax expense for the year ended December 31, 2022.

A reconciliation of income tax expense with amounts computed at the federal statutory tax rate is as follows:

Year Ended
December 31,
2022
Computed tax (21%)	$(29,730)
Income attributable to legacy NuScale LLC holders	$6,543
Income tax benefit attributable to NCI	$17,746
Change in valuation allowance	$9,227
State income tax benefit, net of effect on federal tax	$(1,235)
Other, net (none in excess of 5% of computed tax)	$(2,551)
Income tax expense	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Non-current deferred tax assets (liabilities) were as follows:

Year Ended
Deferred Taxes	December 31, 2022
Deferred Tax Assets:
Investment in NuScale Power LLC	$122,982
Net operating loss and credit carryforwards	$3,577
Stock Compensation	$95
Total deferred tax assets	$126,654
Valuation allowance	$(126,654)
Total	$—
Deferred Tax Liabilities (none noted)
Net deferred tax asset	$—

The Company has assessed the realizability of the net deferred tax assets, and in that analysis, has considered the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. In making such a determination, the Company considered all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and recent results of operations. A significant piece of objective negative evidence evaluated was the cumulative loss incurred by NuScale Power, LLC over the three year period ended December 31, 2022. Such objective evidence limits the ability to consider other subjective evidence, such as projections for future growth. After consideration of all these factors, the Company has recorded a full valuation allowance against the deferred tax assets at NuScale Power Corp as of the Closing Date of the Transaction and as of December 31, 2022, which will be maintained until there is sufficient evidence to support the reversal of all or some portion of these allowances. The initial recognition of the Company’s deferred tax assets and valuation allowance in connection with the Transaction was recorded to “Additional paid-in-capital” on the consolidated balance sheet. As noted above, the valuation allowance completely offset the deferred tax assets of NuScale Power Corp, which resulted in a net zero impact to the Company’s consolidated balance sheet as of the Closing Date of the Transaction.

As of December 31, 2022, the Company had U.S. federal net operating loss (“NOL”) and credit carryforwards totaling $3,099, which do not expire, as well as state NOL carryforwards totaling $478, which have various expiration dates extending through 2041.

The Company recognizes the financial statement effects of uncertain income tax positions when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. To the extent the Company’s assessment of such tax positions changes, the change in estimate will be recorded in the period in which the determination is made. As of December 31, 2022, the Company has not recorded any uncertain tax positions, as well as any accrued interest and penalties on the consolidated balance sheet. During the year ended December 31, 2022, the Company did not record any interest and penalties in the consolidated statements of operations.

The Company’s income tax filings will be subject to audit by various taxing jurisdictions. The Company will monitor the status of U.S. federal, state and local income tax returns that may be subject to audit in future periods. No U.S. federal, state, and local income tax returns are currently under examination by the respective taxing authorities.